Share-Based Compensation Plans - Summary of Activity of Stock Options and Restricted Stock Units (RSU) (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Shares Available for Grant, Beginning balance	3,587,692	3,392,141	1,032,950	1,550,990
Stock Options, Shares Available for Grant, Increase in shares authorized	1,349,475	169,546	6,317,031
Stock Options, Shares Available for Grant, Granted		(493,990)	(4,001,040)	0
Stock Options, Shares Available for Grant, Exercised/vested		0	0	0
Stock Options, Shares Available for Grant, Forfeited/cancelled	21,600	519,995	43,200	(518,040)
Stock Options, Shares Available for Grant, Ending balance	4,958,767	3,587,692	3,392,141	1,032,950
Stock Options, Shares, Beginning balance	3,331,418	3,261,663	35,703	35,703
Stock Options, Shares, Increase in shares authorized	0	0	0
Stock Options, Shares, Granted		493,990	3,269,160	0
Stock Options, Shares, Exercised/vested		0	0	0
Stock Options, Shares, Forfeited/cancelled	(21,600)	(424,235)	(43,200)	0
Stock Options, Shares, Ending balance	3,309,818	3,331,418	3,261,663	35,703
Stock Options, Weighted-Average Exercise Price, Beginning balance	$ 12.72	$ 11.90	$ 8.49	$ 8.49
Stock Options, Weighted-Average Exercise Price, Increase in shares authorized	0	0	0	0
Stock Options, Weighted-Average Exercise Price, Granted		17.37	11.92	0
Stock Options, Weighted-Average Exercise Price, Exercised/vested		0	0	0
Stock Options, Weighted-Average Exercise Price, Forfeited/cancelled	16.53	11.78	10.87	0
Stock Options, Weighted-Average Exercise Price, Ending balance	$ 12.70	$ 12.72	$ 11.90	$ 8.49
Stock Options, Options Exercisable	25,828	25,828	35,703	35,703	34,560
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs, Units, Beginning balance	636,120	731,880	0	0
RSUs, Units, Increase in shares authorized	0	0	0
RSUs, Units, Granted		0	731,880	0
RSUs, Units, Exercised/vested		0	0	0
RSUs, Units, Forfeited/cancelled	0	(95,760)	0	0
RSUs, Units, Ending balance	636,120	636,120	731,880	0
RSUs, Weighted-Average Grant Date Fair Value, Beginning balance	$ 10.90	$ 10.89	$ 0	$ 0
RSUs, Weighted-Average Grant Date Fair Value, Increase in shares authorized	0	0	0
RSUs, Weighted-Average Grant Date Fair Value, Granted		0	10.89	0
RSUs, Weighted-Average Grant Date Fair Value, Exercised/vested		0	0	0
RSUs, Weighted-Average Grant Date Fair Value, Forfeited/cancelled	0	10.87	0	0
RSUs, Weighted-Average Grant Date Fair Value, Ending balance	$ 10.90	$ 10.90	$ 10.89	$ 0